Income Taxes - Schedule of Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Income Tax Disclosure [Abstract]
Operating taxes	$ (12,169)	$ 1,703	$ (9,764)	$ 5,980	$ 21,082	$ 12,585
Discrete tax items	(18,354)	(161)	(18,149)	5,730
(Benefit) provision for income taxes	$ (30,523)	$ 1,542	$ (27,913)	$ 11,710	$ 16,173	$ 14,601
Annual operating tax rate	34.20%	16.20%	52.80%	16.90%
Effective tax rate	85.80%	14.70%	150.90%	33.00%